Premises and Equipment	12 Months Ended
Dec. 31, 2011
Premises and Equipment [Abstract]
PREMISES AND EQUIPMENT

NOTE 5 – PREMISES AND EQUIPMENT

Year-end premises and equipment were as follows:

	2011	2010
Land	$1,758	$1,758
Buildings	11,893	11,503
Furniture, fixtures and equipment	5,242	5,332
Construction in progress	—	—

	18,893	18,593
Less: Accumulated depreciation	(6,720)	(6,067)

	$12,173	12,526

Depreciation expense was $932, $748 and $588 in 2011, 2010 and 2009.

Rent expense under operating leases included in occupancy was $21, $37 and $39 for the years ended December 31, 2011, 2010 and 2009. Future lease payments are not material.